Selected Quarterly Data (Unaudited)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Data (Unaudited)
Note 15. Selected Quarterly Data
The following is a summary of quarterly financial information for the periods shown below:

	Three months ended
	September 30, 2019	December 31, 2019	March 31, 2020	June 30, 2020	September 30, 2020
Total revenues	$29,588,014	$30,076,693	$30,298,123	$29,469,545	$31,363,122
Total operating expenses	$27,773,486	$26,965,933	$61,368,274	$27,497,027	$26,992,137
Operating income (loss)	$1,814,528	$7,055,456	$(31,070,151)	$1,972,518	$4,370,985
Net loss	$(9,541,579)	$(4,321,670)	$(37,743,581)	$(7,062,841)	$(4,456,497)
Net loss attributable to common stockholders	$(8,214,826)	$(5,431,504)	$(35,073,951)	$(8,491,421)	$(6,259,114)
Net loss per Class A Share-basic and diluted	$(0.14)	$(0.09)	$(0.59)	$(0.14)	$(0.10)
Net loss per Class T Share-basic and diluted	$(0.14)	$(0.09)	$(0.59)	$(0.14)	$(0.10)

Note 14. Selected Quarterly Data (Unaudited)
The following is a summary of quarterly financial information for the years ended December 31, 2019 and 2018:

	Three months ended
	March 31, 2019	June 30, 2019	September 30, 2019	December 31, 2019
Total revenues	$23,883,325	$25,980,517	$29,588,014	$30,076,693
Total operating expenses	$21,934,203	$25,211,611	$27,773,486	$26,965,933
Operating income	$1,949,122	$768,906	$1,814,528	$7,055,456
Net loss	$(8,948,317)	$(2,283,972)	$(9,541,579)	$(4,321,670)
Net loss attributable to common stockholders	$(8,891,558)	$(2,212,445)	$(8,214,826)	$(5,431,504)
Net loss per Class A Share-basic and diluted	$(0.15)	$(0.04)	$(0.14)	$(0.09)
Net loss per Class T Share-basic and diluted	$(0.15)	$(0.04)	$(0.14)	$(0.09)

	Three months ended
	March 31, 2018	June 30, 2018	September 30, 2018	December 31, 2018
Total revenues	$19,866,457	$20,045,516	$20,313,069	$20,187,215
Total operating expenses	$16,010,116	$16,605,713	$15,836,436	$15,808,549
Operating income	$3,856,341	$3,439,803	$4,476,633	$4,378,666
Net loss	$(667,047)	$(1,437,330)	$(457,278)	$(1,159,075)
Net loss attributable to common stockholders	$(661,203)	$(1,427,056)	$(451,424)	$(1,158,694)
Net loss per Class A Share-basic and diluted	$(0.01)	$(0.02)	$(0.01)	$(0.02)
Net loss per Class T Share-basic and diluted	$(0.01)	$(0.02)	$(0.01)	$(0.02)